Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Contributed equity	$ 221,091,591	$ 213,232,719
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	211,429,637	203,570,765
Options over ordinary sharesv - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954